Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

Agreement to Acquire RaGE Systems, Inc.

On May 21, 2024, the Company completed the acquisition of RaGE Systems, Inc. (“RaGE Systems”) pursuant to the “RaGE Business Combination Agreement.” RaGE Systems specializes in developing products for 5G communications, mmWave imaging, and software defined radio targeting the commercial, industrial, and defense and aerospace sectors.

Aggregate consideration for the acquisition was $12,000 consisting of 3,214,045 shares of Mobix Class A Common Stock and $2,000 in cash, of which $200 was payable on the closing date; $1,000 will be payable on November 15, 2024 and $800 will be payable on April 15, 2025. The Company also entered into employment agreements with each of the RaGE stockholders. Pursuant to the RaGE Business Combination Agreement, the RaGE stockholders will also be entitled to receive possible earn-out payments of up to $8,000 over eight fiscal quarters, payable in a combination of cash and shares of the Company’s Class A Common Stock, based upon the satisfaction of certain financial metrics and continued employment with the Company. The RaGE Business Combination Agreement also provides the RaGE stockholders with “piggy-back” registration rights, subject to certain requirements and customary conditions.